Statement of Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2010	Jul. 31, 2011
Statement Of Stockholders' Equity [Abstract]
Common shares issued for cash par value	$ 0.001	$ 0.01